The Semiconductors Group (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Inventory obsolescence	$ 554,000		$ (457,000)
Raw Materials [Member]
Defined Benefit Plan Disclosure [Line Items]
Inventory obsolescence	44,290	79,846	97,730
Work in Progress
Defined Benefit Plan Disclosure [Line Items]
Inventory obsolescence	270,552	507,090	499,617
Subsidiaries [Member] | Raw Materials [Member]
Defined Benefit Plan Disclosure [Line Items]
Inventory obsolescence	204,211	57,302	156,188
Subsidiaries [Member] | Work in Progress
Defined Benefit Plan Disclosure [Line Items]
Inventory obsolescence	$ 349,623	$ 404,509	$ 301,215